Segment and Geographic Information - Revenue by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 5,634.7	$ 5,748.1	$ 5,888.3
ATS
Disclosure of operating segments [line items]
Revenue	$ 2,315.1	$ 2,086.3	$ 2,285.6
Percentage of entity's revenue (percent)	41.00%	36.00%	39.00%
CCS
Disclosure of operating segments [line items]
Revenue	$ 3,319.6	$ 3,661.8	$ 3,602.7
Percentage of entity's revenue (percent)	59.00%	64.00%	61.00%
Communications
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	40.00%	42.00%	40.00%
Enterprise
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	19.00%	22.00%	21.00%